Deferred Tax and Income Tax (Details) - Schedule of Future Taxable Profit - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Deferred Tax and Income Tax (Details) - Schedule of Future Taxable Profit [Line Items]
Gross amount		$ 64,631,150	$ 54,541,928
Tax effect		10,590,020	8,668,130
United Kingdom [Member]
Deferred Tax and Income Tax (Details) - Schedule of Future Taxable Profit [Line Items]
Gross amount	[1]	15,405,401	11,536,344
Tax effect	[1]	2,927,026	2,191,905
Luxembourg [Member]
Deferred Tax and Income Tax (Details) - Schedule of Future Taxable Profit [Line Items]
Gross amount	[2]	46,434,435	42,751,716
Tax effect	[2]	6,965,165	6,412,757
Argentina [Member]
Deferred Tax and Income Tax (Details) - Schedule of Future Taxable Profit [Line Items]
Gross amount		2,791,314	253,868
Tax effect		$ 697,829	$ 63,468

[1]	In the UK losses may be carried forwards indefinitely. The use of carried forwards losses is restricted to 50% of profits above a groupwide GBP 5 million allowances per year.
[2]	In Luxembourg losses may be carried forward for 17 years.